Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER SELECT EQUITY FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2024, AS SUPPLEMENTED
The date of this Supplement is December 18, 2024.
Effective January 1, 2025, Clearwater Management Co., Inc., the investment manager of the Clearwater Investment Trust, will increase its voluntary management fee waiver for Clearwater Select Equity Fund and decrease its voluntary management fee waiver for Clearwater International Fund (the “International Fund”).
Additionally, the Board of Trustees has approved the termination of LSV Asset Management (“LSV”) as a subadviser to the International Fund. The Board of Trustees has also approved an amendment to the investment subadvisory agreement with an existing subadviser to the International Fund, Artisan Partners Limited Partnership (“Artisan Partners”), which will now manage an additional allocation of the Fund’s assets in a separate strategy from its existing allocation. The termination of LSV and additional allocation of assets to Artisan Partners is scheduled to take effect on or about January 10, 2025 (the “Subadviser Change Date”).
Effective on the Subadviser Change Date, the Prospectus is amended as follows.
1.	All references to LSV in the Prospectus are deleted in their entirety.
2.
The description of Artisan Partners’ strategy in the fifth paragraph of the section titled “SUMMARY SECTION – Clearwater International Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

Artisan Partners utilizes two separate strategies in managing its portion of the Fund’s assets. With respect to its International Value strategy, Artisan Partners seeks to build a diversified portfolio of non‑U.S. companies of all sizes. With respect to its International Explorer strategy, Artisan Partners invests in non‑U.S. small capitalization companies (those that have a market capitalization of less than $5 billion at the time of purchase). In both strategies, Artisan Partners invests in companies that it believes to be undervalued.

Clearwater Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER SELECT EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2024, AS SUPPLEMENTED
The date of this Supplement is December 18, 2024.
Effective January 1, 2025, Clearwater Management Co., Inc., the investment manager of the Clearwater Investment Trust, will increase its voluntary management fee waiver for Clearwater Select Equity Fund and decrease its voluntary management fee waiver for Clearwater International Fund (the “International Fund”).

CLEARWATER INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2024, AS SUPPLEMENTED
The date of this Supplement is December 18, 2024.
Effective January 1, 2025, Clearwater Management Co., Inc., the investment manager of the Clearwater Investment Trust, will increase its voluntary management fee waiver for Clearwater Select Equity Fund and decrease its voluntary management fee waiver for Clearwater International Fund (the “International Fund”).
Additionally, the Board of Trustees has approved the termination of LSV Asset Management (“LSV”) as a subadviser to the International Fund. The Board of Trustees has also approved an amendment to the investment subadvisory agreement with an existing subadviser to the International Fund, Artisan Partners Limited Partnership (“Artisan Partners”), which will now manage an additional allocation of the Fund’s assets in a separate strategy from its existing allocation. The termination of LSV and additional allocation of assets to Artisan Partners is scheduled to take effect on or about January 10, 2025 (the “Subadviser Change Date”).
Effective on the Subadviser Change Date, the Prospectus is amended as follows.
1.	All references to LSV in the Prospectus are deleted in their entirety.
2.
The description of Artisan Partners’ strategy in the fifth paragraph of the section titled “SUMMARY SECTION – Clearwater International Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

Artisan Partners utilizes two separate strategies in managing its portion of the Fund’s assets. With respect to its International Value strategy, Artisan Partners seeks to build a diversified portfolio of non‑U.S. companies of all sizes. With respect to its International Explorer strategy, Artisan Partners invests in non‑U.S. small capitalization companies (those that have a market capitalization of less than $5 billion at the time of purchase). In both strategies, Artisan Partners invests in companies that it believes to be undervalued.